Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	BRAZIL — 9.7%
87,602	Banco ABC Brasil S.A.	$236,109
124,675	BR Properties S.A.	221,550
16,459	Cosan Ltd. - Class A	332,472
81,712	Duratex S.A.	252,188
134,286	Grendene S.A.	196,155
26,590	Lojas Renner S.A.	209,647
78,840	MRV Engenharia e Participacoes S.A.	289,268
51,375	Qualicorp Consultoria e Corretora de Seguros S.A.	275,754
124,029	Randon S.A. Implementos e Participacoes	279,366
		2,292,509
	CANADA — 1.3%
38,785	Fairfax India Holdings Corp. *,1	305,471
	CHILE — 1.2%
44,391	Salmones Camanchaca S.A.	285,172
	CHINA — 10.0%
52,316	China Conch Venture Holdings Ltd.	225,048
462,501	China Railway Signal & Communication Corp. Ltd. - Class H [1]	201,207
292,077	China Yongda Automobiles Services Holdings Ltd.	301,359
21,748	ENN Energy Holdings Ltd.	263,624
207,333	Fosun International Ltd.	236,414
134,084	Haitian International Holdings Ltd.	308,513
219,729	KWG Group Holdings Ltd. *	391,919
147,848	Topsports International Holdings Ltd. [1]	178,048
124,896	TravelSky Technology Ltd. - Class H	240,236
		2,346,368
	CYPRUS — 1.9%
18,097	Polymetal International PLC	447,675
	FRANCE — 1.2%
6,142	Rubis SCA	289,742
	HONG KONG — 6.8%
308,122	Far East Horizon Ltd.	254,201
111,332	Haier Electronics Group Co., Ltd.	419,166
650,201	Sinopec Kantons Holdings Ltd.	283,451
311,552	WH Group Ltd. [1]	277,331
254,178	Xinyi Glass Holdings Ltd.	372,919
		1,607,068
	INDIA — 10.6%
88,189	Ambuja Cements Ltd.	258,651
10,660	Coforge Ltd.	273,949
45,057	Finolex Industries Ltd.	277,053

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
246,645	India Grid Trust [1]	$359,030
36,064	Mahindra & Mahindra Ltd.	291,827
22,850	Mphasis Ltd.	353,530
64,853	Petronet LNG Ltd.	214,630
239,577	Redington India Ltd.	288,875
29,016	UPL Ltd. *	185,164
		2,502,709
	INDONESIA — 2.0%
3,035,527	Sarana Menara Nusantara Tbk P.T.	236,555
2,691,256	Surya Citra Media Tbk P.T.	237,285
		473,840
	LUXEMBOURG — 1.2%
6,807	Befesa S.A. [1]	274,491
	MEXICO — 3.3%
226,169	Concentradora Fibra Danhos S.A. de C.V. - REIT	217,480
246,818	Genomma Lab Internacional S.A.B. de C.V. - Class B *	260,626
247,936	GMexico Transportes S.A.B. de C.V. [1]	289,546
		767,652
	PHILIPPINES — 1.6%
377,559	Puregold Price Club, Inc.	368,565
	RUSSIA — 1.8%
182,514	Detsky Mir PJSC [1]	287,558
89,024	Detsky Mir PJSC	140,231
		427,789
	SINGAPORE — 2.5%
253,391	Ascendas India Trust	259,384
121,940	Riverstone Holdings Ltd.	335,415
		594,799
	SOUTH AFRICA — 3.4%
60,513	JSE Ltd.	410,647
50,395	Northam Platinum Ltd. *	397,797
		808,444
	SOUTH KOREA — 15.2%
19,767	Cheil Worldwide, Inc.	319,060
7,750	Fila Holdings Corp.	217,987
28,241	Hanon Systems	236,487
7,528	Innocean Worldwide, Inc.	315,815
10,759	KB Financial Group, Inc.	318,416

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
5,660	LG Corp.	$351,471
13,923	NICE Information Service Co., Ltd.	237,237
3,932	S-1 Corp.	298,693
2,472	Samsung Electro-Mechanics Co., Ltd.	292,441
705	Samsung SDI Co., Ltd.	236,021
1,198	Samsung SDS Co., Ltd.	167,906
3,772	Soulbrain Holdings Co., Ltd.	319,901
4,025	Zinus, Inc.	268,796
		3,580,231
	TAIWAN — 17.2%
172,998	Fubon Financial Holding Co., Ltd.	246,381
239,668	Getac Technology Corp.	344,153
222,869	Lite-On Technology Corp.	377,048
10,806	MediaTek, Inc.	258,026
78,379	Micro-Star International Co., Ltd.	348,692
94,452	Powertech Technology, Inc.	315,533
14,018	Poya International Co., Ltd.	294,359
51,852	Sinbon Electronics Co., Ltd.	308,241
49,402	Taiwan Union Technology Corp.	228,962
205,313	Tong Yang Industry Co., Ltd.	242,387
80,074	Tripod Technology Corp.	347,590
281,059	WPG Holdings Ltd.	382,332
565,172	Yuanta Financial Holding Co., Ltd.	347,739
		4,041,443
	TURKEY — 1.3%
85,997	Ulker Biskuvi Sanayi A.S. *	319,849
	UNITED KINGDOM — 3.8%
121,800	Helios Towers PLC *	249,388
17,775	Mondi PLC	321,926
327,319	Vivo Energy PLC [1]	315,364
		886,678
	UNITED STATES — 0.2%
29,375	Kosmos Energy Ltd.	47,294
	Total Common Stocks
	(Cost $21,163,101)	22,667,789

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$678,470	UMB Money Market Fiduciary, 0.01%[2]	$678,470
	Total Short-Term Investments
	(Cost $678,470)	678,470
	TOTAL INVESTMENTS — 99.1%
	(Cost $21,841,571)	23,346,259
	Other Assets in Excess of Liabilities — 0.9%	204,473
	TOTAL NET ASSETS — 100.0%	$23,550,732

PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,488,046, which represents 10.56% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.
See accompanying Notes to